Net Income (Expense) From Financial Operations (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income (expense) from financial operations
Net gains on trading derivatives	$ (162,183)		$ 38,217		$ (18,974)
Trading investments					10,008
Net gains on financial assets at fair value through profit or loss	11,878		9,393
Net gains on derecognition of financial assets measured at amortised cost	63,672		8,479
Sale of loans and accounts receivables from customers
Current portfolio	63		(309)		3,020
Charged-off portfolio	3,248		709		3,020
Available for sale investments					8,956
Repurchase of issued bonds	3,265	[1]	(840)	[1]	(742)
Other income (expense) from financial operations	1,892		(2,475)		(2,492)
Total income (expense)	$ (78,165)		$ 53,174		$ 2,796

[1]	The Bank repurchased its own bonds, see Note 3 for details.